Keystone Private Income Fund

Schedule of Investments

December 31, 2024 (Unaudited)

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 114.7%	1,2
	Corporate Finance - 18.1%
$20,450,000	BluRoc Intermediate, LLC		18.00%	7/25/2025	7/25/2024	$20,450,000	$20,803,187
19,965,861	Car Wash Holdco, LLC		15.00%	9/16/2025	9/16/2024	19,965,861	19,965,861
78,511,927	FilmRise Acquisitions, LLC		15.00%	12/19/2026	7/1/2020	78,511,927	79,253,478
14,019,273	FVP Funding I, LLC	3	10.00 + 2.00% PIK	2/6/2027	2/7/2022	14,019,273	14,094,128
24,906,681	FVP Funding II, LLC	3	10.00 + 2.00% PIK	10/12/2027	10/12/2022	24,906,681	25,868,382
13,800,000	Hall Labs, LLC	4	14.50%	6/30/2024	8/11/2021	13,800,000	9,896,467
10,302,461	iApartments, Inc.	3,6	10.75% (Prime + 2.25%) + 6.00% PIK	5/18/2030	5/18/2023	10,302,461	10,619,552
7,500,000	Joshua Tree Holdings, LLC		14.00%	11/30/2025	11/27/2024	7,500,000	7,500,000
14,034,985	Loop Inc.		8.00%	6/14/2025	5/17/2022	14,034,985	10,329,030
54,000,000	MV Cruise Offshore Holdings Ltd.		12.00%	6/30/2027	7/3/2024	54,000,000	54,000,000
12,354,762	Onward Partners, LLC		15.00%	6/17/2026	6/18/2021	12,354,762	5,796,239
10,000,000	Vantage Borrower SPV, LLC	4,5	11.00%	5/31/2024	3/7/2022	10,000,000	6,328,429
3,350,000	Way.com, Inc.		12.00%	3/1/2025	3/1/2023	3,350,000	3,350,000
						283,195,950	267,804,753

	Equipment Leasing - 22.1%
690,168	Agility Auto Parts Inc.		12.50%	7/1/2026	6/12/2024	690,168	690,168
829,770	Airport Van Rental, Inc.		12.50%	10/1/2026	7/23/2024	829,770	829,770
449,514	Arcade Silverado JV LLC		12.50%	12/1/2026	4/25/2024	449,514	449,514
508,159	Avensis Energy Services, LLC		12.50%	9/1/2026	12/4/2023	508,159	508,159
487,815	Blew Bayou Services LLC		14.50%	5/1/2025	10/28/2022	487,815	487,815
2,307,780	BluRoc, LLC		17.90%	6/5/2027	11/14/2024	2,307,780	2,307,780
1,906,664	Broadband Infrastructure, Inc.		14.50%	10/1/2025	3/30/2023	1,906,664	1,906,664
7,375,000	Canopy Service Partners, LLC		12.30%	5/1/2028	10/15/2024	7,375,000	7,375,000
23,506,485	Carnaby FA, LLC	7	21.94%	6/1/2027	4/26/2024	23,506,485	23,506,485
50,000,000	Carnaby FA, LLC	7	20.20%	12/1/2025	11/27/2024	50,000,000	50,000,000
1,735,704	Carnaby Inventory IV, LLC		12.00%	3/31/2025	6/30/2022	1,735,704	1,735,704
68,060	Cashman Photo Enterprises of Nevada, Inc.		12.50%	4/1/2026	9/5/2023	68,060	68,060
185,844	Diesel Displays & Interiors, LLCs		12.50%	1/1/2026	11/30/2023	185,844	185,844
3,433,587	Eagle Highwall Mining Systems, LLC		14.00%	4/1/2027	9/29/2023	3,433,587	3,433,587

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
1,016,903	Enson Group, Inc. 002		12.50%	1/1/2027	10/29/2024	1,016,903	1,016,903
267,080	EOS Fitness Opco Holdings, LLC		13.00%	3/1/2027	9/30/2024	267,080	267,080
1,364,988	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2029	9/30/2024	1,364,988	1,364,988
558,954	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2027	9/30/2024	558,954	558,954
836,631	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2028	9/30/2024	836,631	836,631
1,381,641	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2027	9/30/2024	1,381,641	1,381,641
111,511	Falls Stamping & Welding Company		12.50%	10/1/2026	2/5/2024	111,511	111,511
10,351,445	Findlay Machine & Tool, LLC		11.95%	3/1/2028	9/24/2024	10,351,445	10,119,477
4,386,146	Findlay Machine & Tool, LLC		11.95%	4/1/2028	10/30/2024	4,386,146	4,290,937
1,581,211	Findlay Machine & Tool, LLC		11.95%	8/1/2028	10/30/2024	1,581,211	1,581,211
8,958,858	Findlay Machine & Tool, LLC		11.95%	6/1/2028	12/17/2024	8,958,858	8,958,858
7,537,042	Fisher & Company, Inc.		14.50%	5/1/2027	4/9/2024	7,537,042	7,537,042
1,019,530	FPL Food LLC		12.50%	4/1/2027	2/28/2024	1,019,530	1,019,530
3,706,025	Future Legends, LLC		14.50%	9/1/2025	2/27/2023	3,706,025	3,706,025
2,340,658	Gregory Pharmaceutical Holdings, Inc.		14.50%	2/1/2026	7/14/2023	2,340,658	2,340,658
1,405,000	Highbury Concrete, Inc. 01B		12.50%	1/1/2027	10/31/2024	1,405,000	1,405,000
3,937,221	Information Technology Partners, Inc.		14.50%	1/1/2026	12/15/2023	3,937,221	3,937,221
348,933	Innotec, Corp.		12.50%	7/1/2025	12/30/2022	348,933	348,933
606,594	Island Magic Catamaran Inc.		12.50%	10/1/2026	7/22/2024	606,594	606,594
9,790,528	JRL Energy, Inc.		14.50%	10/1/2026	4/19/2024	9,790,528	9,790,528
4,597,427	Kent Distributors, Inc.		14.50%	7/1/2027	3/14/2024	4,597,427	4,597,427
137,215	Kinikini, LLC		12.50%	4/1/2026	2/27/2024	137,215	137,215
100,819	Kinikini, LLC		12.50%	10/1/2027	12/13/2024	100,819	100,819
1,430,763	KVJ Properties, Inc.		12.50%	8/31/2025	2/25/2022	1,430,763	1,430,763
248,894	Lawson Construction Company		12.50%	1/1/2026	11/2/2023	248,894	248,894
432,409	LBF Enterprises dba Powermatic Associates, Inc.		12.50%	7/1/2026	12/4/2023	432,409	432,409
5,758,892	MC Test Service, Inc.		12.00%	7/1/2027	1/25/2022	5,758,892	5,758,892
1,838,802	MC Test Service, Inc.		12.50%	10/1/2026	12/8/2023	1,838,802	1,838,802
7,116,851	Medshift, LLC		14.50%	12/1/2027	4/4/2024	7,116,851	7,116,851
6,455,239	Medshift, LLC		14.50%	12/1/2027	5/3/2024	6,455,239	6,455,239
7,408,325	NATT Tools Group Inc.		13.34%	12/1/2029	11/25/2024	7,408,325	7,408,325
3,368,744	Navajo Health Foundation - Sage Memorial Hospital, Inc.		12.50%	1/1/2027	8/8/2024	3,368,744	3,368,744
1,417,817	Navajo Transitional Energy Company, LLC		9.50%	1/1/2026	12/9/2022	1,417,817	1,417,817
982,961	Next Century Rebar LLC and Century Steel Fabricators, LLC		12.50%	2/1/2027	6/7/2024	982,961	982,961
112,606	Nutritional Resources, Inc.		12.50%	1/1/2027	3/1/2024	112,606	112,606
386,423	NWC Services LLC		14.50%	11/1/2025	10/20/2022	386,423	386,423

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
906,418	Onset Financial, Inc.		14.50%	5/31/2026	12/11/2020	906,418	906,418
10,000,000	Onset Financial, Inc.[1,2,7]	6	12.54% (SOFR + 7.75%)	3/31/2031	9/26/2022	10,000,000	10,000,000
2,488,916	Onset Financial, Inc. Progress Funding Line		14.00%	9/30/2025	12/6/2024	2,488,916	2,488,916
4,270,688	Phygital Digital Global FX LLC		15.00%	2/1/2027	7/15/2024	4,270,688	4,270,688
1,142,589	Pierce Powerline Co., LLC		12.50%	1/1/2026	8/3/2023	1,142,589	1,142,589
9,449,623	Prime Logistics, LLC		13.00%	9/1/2027	10/15/2024	9,449,623	9,449,623
277,894	Prince Signs 002		12.50%	10/1/2027	12/20/2024	277,894	277,894
535,677	Raw Farm, LLC 002		12.50%	7/1/2027	10/8/2024	535,677	535,677
106,561	RK Pharma Inc.		14.50%	5/1/2025	9/1/2022	106,561	106,561
67,156	Sajawi Corporation		12.50%	10/1/2025	8/30/2023	67,156	67,156
858,744	Savant Consultants, LLC		12.50%	5/1/2026	10/23/2023	858,744	858,744
673,919	Southern Fabrication Works, LLC		12.50%	3/1/2026	8/16/2023	673,919	673,919
373,146	Steelman Aviation, Inc.		12.00%	11/1/2025	10/13/2022	373,146	373,146
4,562,599	Sustainable Green Team		14.50%	5/1/2025	8/19/2022	4,562,599	4,562,599
683,617	Transcontinental Energy Services LLC		12.50%	1/1/2026	11/27/2023	683,617	683,617
10,909,556	Transportation Financial, LLC		12.50%	9/1/2027	3/22/2022	10,909,556	10,909,556
19,982,982	Trico Products Corporation		12.50%	12/1/2027	6/30/2022	19,982,982	19,982,982
2,907,717	Trico Products Corporation		14.50%	12/1/2025	5/5/2023	2,907,717	2,907,717
1,621,131	Trico Products Corporation		12.50%	10/1/2025	7/3/2023	1,621,131	1,621,131
4,225,475	Trico Products Corporation		14.50%	9/1/2026	2/29/2024	4,225,475	4,225,475
9,013,406	United Auto Supply of Syracuse, West, Inc.		12.00%	8/1/2026	6/30/2022	9,013,406	9,013,406
6,667,018	United Auto Supply of Syracuse, West, Inc.		12.00%	8/1/2026	6/30/2022	6,667,018	6,667,018
110,958	Vensure Employer Services, Inc.		14.50%	1/31/2025	1/14/2022	110,958	110,958
679,016	Vensure Employer Services, Inc.		14.50%	5/31/2025	5/13/2022	679,016	679,016
3,946,189	Vensure Employer Services, Inc.		14.50%	11/30/2025	6/1/2022	3,946,189	3,946,189
1,640,922	Vensure Employer Services, Inc.		14.50%	5/1/2025	8/2/2022	1,640,922	1,640,922
2,149,973	Vensure Employer Services, Inc.		14.50%	8/1/2025	11/3/2022	2,149,973	2,149,973
64,422	Vensure Employer Services, Inc.		14.50%	7/1/2025	12/22/2022	64,422	64,422
2,524,693	Vensure Employer Services, Inc.		14.50%	9/1/2025	1/24/2023	2,524,693	2,524,693
2,991,207	Vensure Employer Services, Inc.		14.50%	2/1/2026	5/5/2023	2,991,207	2,991,207
3,670,762	Vensure Employer Services, Inc.		14.50%	4/1/2026	9/19/2023	3,670,762	3,670,762
1,834,014	Vensure Employer Services, Inc.		14.50%	2/1/2026	1/18/2024	1,834,014	1,834,014
2,460,417	Vensure Employer Services, Inc.		12.50%	8/1/2026	5/8/2024	2,460,417	2,460,417
2,444,764	Vensure Employer Services, Inc.		12.50%	4/1/2026	5/8/2024	2,444,764	2,444,764
2,932,039	Vensure Employer Services, Inc.		14.50%	5/1/2026	5/8/2024	2,932,039	2,932,039
5,114,563	Vensure Employer Services, Inc.		14.50%	5/1/2027	10/25/2024	5,114,563	5,114,563
1,655,688	Vensure Employer Services, Inc.		14.50%	6/1/2027	12/6/2024	1,655,688	1,655,688
43,887	Washington Liftruck Inc.		12.50%	1/1/2027	11/8/2024	43,887	43,887
5,002,763	West Liberty Foods		14.50%	2/1/2027	11/22/2022	5,002,763	5,002,763
722,250	West Liberty Foods		14.50%	6/1/2027	11/25/2024	722,250	722,250
						328,498,995	328,171,818

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
	Financial Assets - 24.6%
1,544,573	Affiniti Asset Receivables LLC	6	13.72% (SOFR + 9.00%)	9/30/2027	10/11/2024	1,544,573	1,544,573
52,779,615	BizFund LLC	6	12.04% (SOFR + 7.50%)	12/30/2027	12/30/2024	52,779,615	52,779,615
54,170,000	Bondit LLC		13.00%	5/31/2027	6/3/2024	54,170,000	53,720,654
9,311,890	CapitalPlus Construction Services, LLC	4	12.00%	10/1/2023	9/2/2020	9,311,890	250,304
2,469,892	CapitalPlus Supply Chain Partners, LLC	4	12.00%	7/31/2024	8/31/2021	2,469,892	224,354
43,913,486	Cocolalla, LLC	3	14.00% PIK	3/27/2026	3/16/2023	43,913,486	45,851,270
38,730,060	Healthcare Funding Partners, LLC	6	15.99% (Prime + 9.00%)	12/31/2026	4/12/2024	38,730,060	38,066,394
20,000,000	Kensington Private Equity Fund	5,6	12.81% (SOFR + 7.00%)	3/28/2026	3/28/2023	20,000,000	20,209,689
25,000,000	Leyline Renewable Capital, LLC		14.00%	5/25/2027	5/26/2023	25,000,000	25,000,000
51,003,858	Lienstar LLC	3,6	11.32% (Prime + 3.00%) + 3% PIK	12/31/2026	3/13/2023	51,003,858	51,003,858
5,774,116	Propel Holdings, Inc.		13.60%	6/8/2026	6/8/2023	5,774,116	5,774,116
10,216,953	Simply Funding SPV, LLC		13.00%	10/7/2027	6/23/2021	10,216,953	10,216,953
329,371	Sprout Funding SPV II, LLC	4	13.00%	2/23/2024	2/24/2021	329,371	329,371
55,695,528	Viva Funding SPV, LLC		13.00%	6/30/2027	12/23/2020	55,695,528	59,850,152
						370,939,342	364,821,303

	Specialty Real Estate Finance - 49.9%
9,428,640	517 Grand Canyon, LLC	3	10.50% PIK	4/17/2025	4/17/2023	9,428,640	9,444,595
6,120,890	750 Main Street LP	3	9.69% PIK	7/3/2026	5/9/2022	6,120,890	6,120,890
7,639,443	8th Avenue Property Owners, LLC	3,6	11.89% PIK (Prime + 3.50%)	11/14/2025	8/14/2023	7,639,443	7,863,701
24,360,469	AE Green Mountain, LLC	3	10.45% PIK	8/30/2025	8/30/2023	24,360,469	24,772,211
50,000	Apple Valley BV Road, LLC	3	11.00% PIK	3/23/2026	12/23/2024	50,000	50,000
5,990,563	Ashton Oak Homes (Black Locust), LLC	3,6	11.34% PIK (Prime + 3.00%)	3/23/2025	3/23/2023	5,990,563	5,990,563
8,931,262	Atomic Orchard Experiment, LLC	3	9.75% PIK	6/30/2025	11/10/2022	8,931,262	8,931,262
3,961,387	BD RC Greenwood, LP	3,6	11.38% PIK (Prime + 3.00%)	3/18/2025	9/28/2023	3,961,387	3,961,387
242	BD RC Jacksonville Normandy, LP	3,6	11.38% PIK (Prime + 3.00%)	3/18/2025	9/28/2023	242	242
3,710,712	BD RC North Myrtle Beach, LP	3,6	11.38% PIK (Prime + 3.00%)	3/18/2025	9/28/2023	3,710,712	3,710,712
4,640,606	BD RC Spartanburg, LP	3,6	11.38% PIK (Prime + 3.00%)	3/18/2025	10/24/2023	4,640,606	4,640,606

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
7,951,512	BEP CO Springs Hospitality LLC	3	11.95% PIK	11/24/2025	8/24/2023	7,951,512	8,039,712
5,897,559	Bonneyview Redding, LLC	3	8.00% PIK	1/28/2025	7/28/2023	5,897,559	5,897,559
13,750,721	Capital Miller Pref NewCo, LLC	3	14.00% PIK	12/5/2027	12/5/2022	13,750,721	14,321,286
9,379,829	CC Development LP Series III, LLC	3	10.45% PIK	2/3/2025	2/2/2023	9,379,829	9,379,829
9,693,999	CCWO8, LLC	3	10.99% PIK	4/30/2025	10/23/2023	9,693,999	10,349,609
16,046,195	Cedar Falls Partners, LLC	3	11.00% PIK	3/21/2025	12/21/2023	16,046,195	16,157,358
5,404,366	Chesapeake Pines VA, LLC	3	12.50% PIK	1/19/2025	1/19/2022	5,404,366	5,404,366
6,796,312	Condev Storage Minneola, LLC	3	10.50% PIK	5/2/2025	5/2/2024	6,796,312	6,858,359
7,919,239	Corta Stevens Point, LLC	3	9.00% PIK	1/12/2025	4/13/2023	7,919,239	7,919,239
12,433,769	Dabney Road Industrial LLC	3	10.50% PIK	4/20/2025	12/20/2023	12,433,769	12,524,882
18,360,255	DZ Tech Community LLC	3	10.50% PIK	10/25/2025	8/31/2023	18,360,255	18,669,848
6,075,000	Endeavor Investments IX, LLC	3	10.50% PIK	11/12/2025	9/15/2022	6,075,000	6,281,821
4,299,999	Endeavor Investments VIII, LLC	3	10.50% PIK	8/4/2025	2/4/2022	4,299,999	4,299,999
2,808,522	Frito Lay - Pomfret	3	9.50% PIK	4/30/2025	11/1/2023	2,808,522	2,808,522
25,373,086	Frito Lay - Portfolio	3	9.50% PIK	10/3/2025	10/4/2023	25,373,086	25,647,010
8,276,377	Frontera West-Sonoma Dev, LLC	3	11.29% PIK	4/19/2026	10/19/2023	8,276,377	8,544,401
1,763,529	Galaxy Management Company, LLC	4,5	14.00%	11/10/2023	11/18/2020	1,763,529	1,763,529
2,933,812	HD Post Buffalo, LLC	3	9.95% PIK	6/6/2025	12/7/2022	2,933,812	2,933,812
16,520,909	Holmes Lane Development, LLC	3	10.75% PIK	5/4/2025	8/4/2023	16,520,909	16,742,104
2,455,771	HSM Hawley, LLC	3	10.50% PIK	4/5/2026	1/10/2024	2,455,771	2,455,771
426,871	JDI Pasadena Logistics Center SPE, LLC		11.15%	8/28/2026	8/30/2024	426,871	426,871
11,112	JF Wonderblock Phase 2, LLC	3	10.99% PIK	2/20/2028	12/20/2023	11,112	11,112
34,177,658	Justus at Promenade Senior, LLC	3	10.30% PIK	6/16/2025	3/15/2023	34,177,658	34,649,653
10,770,782	Lex Apartments 102B, LLC	3	9.95% PIK	3/31/2025	9/9/2022	10,770,782	10,770,782
27,470,000	Lex Apartments, LLC	3	10.50% PIK	3/31/2025	8/31/2022	27,470,000	27,470,000
19,600,459	MC Oslo Aurora, LLC	3,4	13.25% PIK	7/11/2025	7/11/2022	19,600,459	20,068,518
18,499,740	MC Oslo Hermitage, LLC	3,4	13.00% PIK	11/7/2024	5/19/2022	18,499,740	20,571,493
13,108,435	MC Oslo SFM Two, LLC	3,4	13.00% PIK	7/11/2025	5/19/2022	13,108,435	12,014,669
8,701,430	MC Oslo SFQ, LLC	3,4	13.25% PIK	7/11/2025	7/11/2022	8,701,430	5,327,847
12,964,765	MC Rye Katy, LLC	3,4	13.25% PIK	8/9/2025	8/10/2022	12,964,765	14,396,043
10,924,812	MC Rye Northwest, LLC	3,4	13.25% PIK	8/9/2025	8/9/2022	10,924,812	12,980,038
12,988,388	MC Rye Westchase, LLC	3,4	13.25% PIK	8/9/2025	8/9/2022	12,988,388	13,027,239
1,620,049	Merced Security Storage, LLC	3	10.50% PIK	5/6/2026	5/6/2024	1,620,049	1,620,049
10,392,867	Missoula Hotel Holdings, LLC	3	12.00% PIK	8/31/2025	8/24/2023	10,392,867	10,506,141
9,900,235	MSP Retail II, LLC		10.50%	8/1/2025	2/1/2024	9,900,235	10,033,739
20,613,841	Nancy Jay Industrial Center, LLC	3	12.95% PIK	5/31/2027	6/3/2022	20,613,841	22,580,361
13,466,068	Odyssey Vortex LLC	3	10.50% PIK	5/22/2025	8/22/2023	13,466,068	13,560,430
6,600,000	Olympus Bluffs 4, LLC	3	11.95% PIK	9/9/2025	9/9/2022	6,600,000	6,710,614
6,015,981	Olympus Oaks 1, LLC	3	12.50% PIK	7/14/2026	7/13/2023	6,015,981	6,137,064

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
6,133,026	Olympus Oaks 2, LLC	3	12.50% PIK	7/14/2026	7/13/2023	6,133,026	6,232,995
6,247,656	Olympus Oaks 4, LLC	3	12.50% PIK	7/13/2026	7/13/2023	6,247,656	6,370,869
6,543,796	Olympus Oaks 5, LLC	3	12.50% PIK	7/14/2026	7/13/2023	6,543,796	6,652,399
4,580,707	Olympus Oaks 6, LLC	3	12.50% PIK	2/16/2027	2/16/2024	4,580,707	4,580,707
840,503	Olympus Oaks 7, LLC	3	12.50% PIK	2/16/2027	2/16/2024	840,503	840,503
1,573,559	Olympus Oaks 8, LLC	3	12.50% PIK	2/16/2027	2/16/2024	1,573,559	1,573,559
130,255	Olympus Oaks 9, LLC	3	12.50% PIK	2/16/2027	2/16/2024	130,255	130,255
5,235,134	Olympus Palms 1, LLC	3	12.50% PIK	6/30/2025	7/1/2022	5,235,134	5,324,667
3,522,037	Olympus Palms 2, LLC		12.50%	7/2/2027	7/2/2024	3,522,037	3,522,037
5,272,030	Olympus Palms 3, LLC	3	11.95% PIK	8/3/2025	8/3/2022	5,272,030	5,384,736
7,916,886	Olympus Palms 4, LLC		12.50%	4/4/2025	10/4/2022	7,916,886	7,916,886
6,964,130	Olympus Palms 5, LLC		12.50%	4/4/2025	10/4/2022	6,964,130	6,964,130
6,672,381	Olympus Palms 6, LLC		12.50%	4/4/2025	10/4/2022	6,672,381	6,672,381
5,412,397	Olympus Palms 7, LLC		12.50%	7/2/2027	10/4/2022	5,412,397	6,339,151
5,818,470	Olympus Pines FF Wash, LLC		12.50%	10/31/2025	7/15/2021	5,818,470	5,785,906
6,234,342	Pierce Street Holdings LLC	3	9.75% PIK	2/1/2025	3/15/2022	6,234,342	6,234,342
609,153	Renton Hotel Holdings, LLC	3	12.00% PIK	8/31/2026	5/24/2024	609,153	609,153
9,507,540	Richland LA Hotel Holdings, LLC	3	12.00% PIK	8/31/2025	8/31/2023	9,507,540	9,736,231
96,198	Romeria Pointe, LLC	3	11.09% PIK	3/4/2026	3/4/2024	96,198	96,198
363,692	Roseville Senior Affordable 2 LP		11.25%	11/30/2026	11/26/2024	363,692	363,692
6,347,458	Salinas Rossi Partners, LLC	3	9.00% PIK	2/20/2025	12/15/2022	6,347,458	6,347,458
9,865,661	San Antonio Partners, LLC	3	9.00% PIK	1/15/2025	12/15/2022	9,865,661	9,865,661
10,545	Scarborough Hotel Holdings, LLC	3	12.00% PIK	9/30/2026	6/24/2024	10,545	10,545
8,941,134	Smyrna Hotel Holdings, LLC	3	12.00% PIK	7/31/2025	7/21/2023	8,941,134	9,071,328
2,030,013	Syracuse Hotel Holdings, LLC		12.00%	5/31/2026	2/2/2024	2,030,013	2,030,013
5,621,298	VG Huntsville Storage, LLC	3	11.50% PIK	2/7/2025	8/7/2023	5,621,298	5,621,298
622,469	VG Pines Residential, LLC	3	11.15% PIK	9/1/2026	3/1/2024	622,469	622,469
17,382,618	Vivo Living Durham LLC	3,4	9.50% PIK	10/14/2024	10/14/2022	17,382,618	14,833,319
15,036,310	Vivo Living Raleigh 1 LLC	3,4	9.50% PIK	11/18/2024	11/18/2022	15,036,310	17,248,774
41,024,287	Vivo Portfolio		11.49%	12/15/2025	12/15/2023	41,024,287	42,021,511
9,097,638	West Jordan Hotel Holdings, LLC	3	12.00% PIK	6/20/2025	6/20/2023	9,097,638	9,155,428

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
26,708,882	Zoe Lakeview, LLC	3	10.45% PIK	5/30/2025	11/22/2022	26,708,882	26,570,287
						729,590,673	740,076,736
	Total Private Credit					1,712,224,960	1,700,874,610

	Private Investment Funds - 0.7%	1,2
N/A	Structural Keystone VL LLC - Series KS Manscaped	8		12/24/2024	12/17/2021	11,377,749	10,730,909
	Total Private Investment Funds					11,377,749	10,730,909

Shares
	Warrants - 0.0%	1,2
73,274	Sovrn Holdings, Inc	8				-	-

	Total Investments - 115.4%	9				$1,723,602,709	$1,711,605,519
	Liabilities in excess of other assets - (15.4%)						(228,478,528)
	Net Assets - 100%						$1,483,126,991

SOFR - Secured Overnight Financing Rate

1	Restricted securities. The total value of these securities is $1,711,605,519, which represents 115.4% of total net assets of the Fund.
2	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $1,711,605,519, which represents 115.4% of total net assets of the Fund.
3	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
4	In default.
5	This investment was made through a participation. See notes to schedule of investments.
6	Variable rate.
7	Rate shown is determined by internal rate of return calculation, and is not a true interest rate.
8	The single purpose investment fund’s strategy is to invest in only one isolated and preidentified secured credit investment with no discretion for any other additional investments beyond this single purpose holding for which the single purpose investment fund was formed. The single purpose investment fund shall continue until the one holding is realized in full. Given the single purpose nature of the investment holding, there is no redemption of any portion of the Fund’s investment prior to the realization in full of the underlying single investment.
9	Entire portfolio is pledged as collateral for line of credit.

See accompanying notes to schedule of investments.

Keystone Private Income Fund

Notes to Schedule of Investments

December 31, 2024 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2024:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$1,700,874,610	$1,700,874,610
Private Investment Funds	—	—	10,730,909	10,730,909
Warrants	—	—	—	—
Total Investments, at fair value	$-	$—	$1,711,605,519	$1,711,605,519